11. SUBSEQUENT EVENTS - Quarterly (093014 Quarterly [Member])	9 Months Ended
Sep. 30, 2014
093014 Quarterly [Member]
11. SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) the Company has analyzed its operations subsequent to September 30, 2014 through to date this report was issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.